Deferred Government Grants - Summary of Deferred Government Grants (Details) - USD ($) $ in Thousands		Dec. 31, 2023	Dec. 31, 2022
Current deferred government grants		$ 1,586	$ 15,120
Non-current deferred government grants		5,865	4,477
Total deferred government grants		7,451	19,597
Government Grants for Property, Plant and Equipment
Current deferred government grants	[1]	627	261
Non-current deferred government grants	[1]	3,921	1,978
Government Grants For Research And Development
Current deferred government grants	[2]	959	14,859
Non-current deferred government grants	[2]	$ 1,944	$ 2,499

[1]	The Company has four deferred government grants related to property, plant and equipment. The Company has fulfilled these grants’ conditions. $627 will be amortized in 2024 which was included in the current portion of deferred government grant and $3,921 will be amortized after 2024 which was included in the non-current portion of deferred government grants. $546 was recorded as a reduction to depreciation expense for the year ended December 31, 2023 (2022 - $457, 2021 - $569), and $7 was recorded as government grant recognized in income for the year ended December 31, 2023 (2022 - $nil, 2021 - $79).

[2]	The Company has nine deferred government grants related to various research and development projects. The Company expects to fulfill six grants’ conditions in 2024 and recorded $959 as the current portion of deferred government grants, while the remaining three grants’ conditions are expected to be fulfilled after 2024 and $1,944 is recorded in the non-current portion of deferred government grants.